CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (994)	$ (661)
Loss from discontinued operations	(29)	(1)
Net loss from continuing operations	(965)	(660)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	12	19
Impairment of goodwill	0	617
Decrease in deferred tax, net	0	(108)
Stock-based compensation	0	15
Decrease in accrued severance pay, net	(2)	(111)
Decrease in trade receivables, net	67	85
Decrease in other accounts receivable and prepaid expenses	111	15
Increase (decrease) in trade payables	132	(39)
Decrease in accrued expenses and other liabilities	(132)	(1,115)
Increase in deferred revenues	182	58
Net cash used in operating activities from continuing operations	(595)	(1,224)
Net cash used in operating activities from discontinued operations	(34)	(35)
Net cash used in operating activity	(629)	(1,259)
Cash flows from investing activities
Purchase of property and equipment	(3)	(6)
Net cash used in investing activities from continuing operations	(3)	(6)
Cash flows from financing activities
Proceeds from issuance of shares	0	710
Net cash provided by financing activities from continuing operations	0	710
Decrease in cash, cash equivalents and restricted cash	(632)	(555)
Cash, cash equivalents and restricted cash at the beginning of the year	2,507	3,196
Cash, cash equivalents and restricted cash at the end of the period	1,875	2,641
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	$ 3	$ 4